Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Scheduled Maturities of Other Time Deposits	At December 31, 2017, the scheduled maturities of other time deposits were as follows:

Years Ending December 31,
2018	$190,955
2019	68,714
2020	30,079
2021	10,649
2022	4,572

$304,969

Interest Expense on Deposits

Interest expense on deposits for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, is summarized as follows:

	2017	2016	2015
Interest bearing checking accounts	$1,262	1,183	1,105
Money market accounts	71	76	88
Savings	94	95	103
Other time deposits	3,383	2,886	3,735

	$4,810	4,240	5,031